CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 2) - Convertible Promissory Note [Member] - Talos Note #1 [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Amount converted | $	$ 16,200
Converion Price Per Share | $ / shares	$ 0.001
Number Shares | shares	16,200,000